Share based payment arrangements - Measurement inputs (Details) - USD ($)	Nov. 23, 2022	Apr. 12, 2018	Apr. 07, 2017
Option Plan 2017
Share based payment arrangements [line items]
Share price at grant date		$ 16.15	$ 13.80
Exercise price		$ 16.15	$ 13.90
Expected volatility		58.40%	55.00%
Risk-free interest rate		2.85%	2.49%
Fair value at grant date		$ 9.74	$ 8.00
Option Plan 2022
Share based payment arrangements [line items]
Share price at grant date	$ 3.04
Exercise price	$ 3.04
Expected volatility	66.80%
Risk-free interest rate	3.68%
Fair value at grant date	$ 1.90